INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Current tax expense	$ (292)	¥ (1,890)	¥ (31,918)	¥ (20,839)
Deferred tax benefit (expense)	(6,187)	(40,079)	23,931	97,133
Income tax benefit (expense)	$ (6,479)	¥ (41,969)	¥ (7,987)	¥ 76,294